Discontinued Operations and Assets and Liabilities Held for Sale - Assets and Liabilities Held for Sale (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible and right of use assets	$ 2,750,000,000
Other investments	86,000,000		$ 147,000,000	$ 138,000,000
Inventories	725,000,000		758,000,000	783,000,000
Trade, other receivables and other assets	372,000,000		311,000,000	289,000,000
Deferred taxation	105,000,000		0	4,000,000
Cash and cash restricted for use	64,000,000		66,000,000	65,000,000
Total assets	6,863,000,000		6,643,000,000	7,219,000,000
Lease liabilities	171,000,000	$ 128,000,000
Trade and other payables	601,000,000		597,000,000	641,000,000
Total liabilities	4,187,000,000		$ 3,949,000,000	$ 4,515,000,000
Disposal groups classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Total assets	601,000,000
Sadiola | Disposal groups classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Total assets	20,000,000
South Africa | Disposal groups classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible and right of use assets	429,000,000
Other investments	84,000,000
Inventories	37,000,000
Trade, other receivables and other assets	4,000,000
Deferred taxation	15,000,000
Cash and cash restricted for use	12,000,000
Total assets	581,000,000
Lease liabilities	3,000,000
Environmental rehabilitation and other provisions	211,000,000
Trade and other payables	58,000,000
Total liabilities	272,000,000
Net assets held for sale	$ 309,000,000